Investments in joint ventures and joint operations (Details) - GBP (£)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of joint ventures [line items]
Additional capital contributions			£ 1,549,000	£ 1,206,000
Loss for the period	£ (52,133,000)	£ (31,214,000)	(109,378,000)	(104,828,000)
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Additional capital contributions			1,549,000	1,206,000
Loss for the period	£ 488,000	£ 535,000	1,412,000	1,149,000
RE Ventures II, LLC
Disclosure of joint ventures [line items]
Loss for the period			£ 0	£ 0